LEASE (Details) - Right-of use asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term - operating lease (year)	8 months 1 day	1 year 6 months 25 days
Operating lease costs	$ 40,000	$ 39,000
Cash paid for operating cash flows from operating leases	40,000	43,000
Right-of-use assets obtained in exchange for new operating lease liability	$ 0	$ 20,000
Weighted-average discount rate - operating lease	3.00%	2.98%